SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Revenue
Total Revenue	$ 739,586	$ 131,360
Total Product Cost	446,334	28,664
Net Operating Income
Total Net Operating Income(Loss)	(131,268)	(109,947)
Intersegment Transactions non reportable in consolidated statements
Consulting Fees	45,523	0
Administrative Expense Logistics	(45,523)	0
Consulting [Member]
Revenue
Total Revenue	0	69,917
Total Product Cost	0	0
Net Operating Income
Total Net Operating Income(Loss)	(157,996)	(136,540)
Logistics [Member]
Revenue
Total Revenue	739,586	61,443
Total Product Cost	446,334	28,664
Net Operating Income
Total Net Operating Income(Loss)	$ 29,729	$ 26,593